Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current income tax expense	$ 24	$ 25
Deferred income tax expense (recovery)	(30)	890
Total income tax expense (recovery)	$ (6)	$ 915